Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Registrant CIK	0001823255
Fiscal Year End	--12-31
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Entity File Number	001-43060
Entity Registrant Name	MAYFAIR GOLD CORP.
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	1000
Entity Address, Address Line One	489 McDougall Street
Entity Address, City or Town	Matheson
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	P0K 1N0
Entity Address, Country	CA
City Area Code	866
Local Phone Number	360-5600
Phone Fax Number Description	Registrant’s Principal Executive Offices
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	MINE
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	67,080,496
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction	false
Amendment Flag	false
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Auditor Name	Davidson and Company, LLP
Auditor Location	Vancouver, Canada
Auditor Firm ID	731
Business Contact
Entity Address, Address Line One	850 Library Avenue, Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	302
Local Phone Number	738-6680
Phone Fax Number Description	Telephone Number (Including Area Code)
Contact Personnel Name	Puglisi & Associates
Entity Address, Address Description	Name, Address (Including Zip Code)